Fair Value Measurements - Summary of Assumptions Used to Record Fair Value of Warrants (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Mar. 31, 2021 $ / shares
Warrant [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Stock price	$ 0.35			$ 1.78
Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Stock price	$ 1.19	$ 3.26	$ 10.85
Risk-free interest rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants liability measurement input	0.0244	0.0111	0.0035
Risk-free interest rate | Warrant [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	2.28			0.35
Expected life (in years)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected life (in years)	3 years 8 months 8 days	3 years 11 months 8 days	4 years 11 months 8 days
Expected life (in years) | Warrant [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	2 years 3 days			3 years 3 days
Expected volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants liability measurement input	0.8549	0.8114	0.8266
Expected volatility | Warrant [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	98			78